7. SHARE CAPITAL (Details)		12 Months Ended
		Sep. 30, 2025 CAD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2025 $ / shares shares	Sep. 30, 2024 $ / shares	Sep. 30, 2024 CAD ($) shares	Sep. 30, 2023 shares
Share issue costs		$ (71,000)	$ (72,000)
Share Capital Transaction 2
Shares, Issued | shares							87,860
Stock Issued			21,965
Share Capital Transaction 3
Shares, Issued | shares						2,700,000
Stock Issued			540,000
Sale of Stock, Price Per Share | $ / shares					$ 0.2
Share Capital Transaction 4
Shares, Issued | shares						2,300,000
Stock Issued			460,000
Sale of Stock, Price Per Share | $ / shares					0.2
Share Capital Transaction 3 and 4
Share issue costs			61,205
Share Capital Transaction 5
Shares, Issued | shares						6,500,000
Stock Issued			650,000
Sale of Stock, Price Per Share | $ / shares					0.1
Share Capital Transaction 5 | Finders Fees
Share issue costs			28,210
Share Capital Transaction 5 | Cash
Share issue costs			45,102
Share Capital Transaction 6
Shares, Issued | shares	[1]					180,000
Stock Issued	[1]		39,600
Sale of Stock, Price Per Share | $ / shares	[1]				0.22
Share Capital Transaction 7
Shares, Issued | shares						2,500,000
Stock Issued			562,500
Sale of Stock, Price Per Share | $ / shares					0.225
Share Capital Transaction 8
Shares, Issued | shares						1,099,250
Stock Issued			175,880
Sale of Stock, Price Per Share | $ / shares					$ 0.16
Share Capital Transaction 9
Shares, Issued | shares						556,250
Stock Issued			89,000
Share Capital Transaction 7, 8 and 9
Flow-through premium liability						$ 162,500
Share Capital Transaction 7, 8 and 9 | Finders Fees
Share issue costs			20,230
Share Capital Transaction 7, 8 and 9 | Cash
Share issue costs			87,172
Share Capital Transaction 7, 8 and 9 | Warrants
Share issue costs			$ 9,814
Share Capital Transaction 10
Shares, Issued | shares				13,500,000
Stock Issued		1,350,000
Sale of Stock, Price Per Share | $ / shares				$ 0.1
Share Capital Transaction 10 | Finders Fees
Share issue costs		32,200
Share Capital Transaction 10 | Cash
Share issue costs		84,651
Share Capital Transaction 11
Shares, Issued | shares	[1]			180,000
Stock Issued	[1]	21,600
Sale of Stock, Price Per Share | $ / shares	[1]			$ 0.12
Share Capital Transaction 13
Shares, Issued | shares				2,467,000
Stock Issued		370,050
Sale of Stock, Price Per Share | $ / shares				$ 0.15
Share issue costs		10,404
Share Capital Transaction 14
Shares, Issued | shares				10,000,000
Sale of Stock, Price Per Share | $ / shares				$ 0.21
Share Capital Transaction 14 | Finders Fees
Share issue costs		54,420
Share Capital Transaction 14 | Cash
Share issue costs		82,578
Share Capital Transaction 15
Stock Issued	[1]	$ 192,950

[1]	Note 5(c)(ii)